Expense Example, No Redemption (Vanguard Federal Money Market Fund Retail)	Vanguard Federal Money Market Fund Vanguard Federal Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	11
3 YEAR	35
5 YEAR	62
10 YEAR	141